Deferred revenue - Rollforward (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Analysis of deferred revenue
Balance at beginning of year		¥ 2,240,387
Balance at end of year	$ 383,006	2,570,428	¥ 2,240,387
Unearned storage fees
Analysis of deferred revenue
Balance at beginning of year	314,727	2,112,195	1,763,389	¥ 1,482,074
Increase in unearned storage fees during the year	98,085	658,262	674,015	559,588
Credited to income from prior year's balance	(35,490)	(238,181)	(193,810)	(160,835)
Credited to income from increase in unearned storage fees during the year	(21,993)	(147,600)	(131,399)	(117,438)
Balance at end of year	$ 355,329	¥ 2,384,676	¥ 2,112,195	¥ 1,763,389